Accounts Receivable, net - Lessen by Provision for Doubtful Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Net
Accounts receivable	$ 78,020	$ 26,764
Less: Provision for credit losses	(2,990)	(2,990)	$ (2,990)	$ (1,495)
Accounts receivable, net	$ 75,030	$ 23,774